CASH DIVIDEND	12 Months Ended
Mar. 31, 2017
Cash Dividend [Abstract]
Cash Dividend [Text Block]
6. CASH DIVIDEND

On November 29, 2016, the Board of Directors of Jerash Garments declared and approved a cash dividend of $6,000,000 to its parent company, GTI. On November 30, 2016, the Board of Directors of GTI declared and approved a cash dividend of $5,307,500 to its shareholders. Jerash Garments paid the dividend of $6,000,000 directly to GTI’s shareholders on December 14, 2016. The overpaid amount had been treated as due form shareholders (see Note 7) and was fully collected from shareholders on May 8, 2017. The amount due from shareholders was interest-free.